Subsequent Events - Additional Information (Detail) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		0 Months Ended
	Mar. 31, 2015	Mar. 31, 2014 USD ($)	Apr. 29, 2015 Subsequent Event USD ($)	Apr. 29, 2015 Subsequent Event EUR (€)	Apr. 16, 2015 Subsequent Event USD ($)	Apr. 15, 2015 Subsequent Event EUR (€)
Subsequent Event [Line Items]
Dividend declared per share					$ 0.2142	€ 0.20
Dividend declared amount		$ 1	$ 291	€ 272
Dividends Payable, Date Declared	Apr. 15, 2015
Dividends Payable, Date to be Paid	Apr. 29, 2015